Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (16,994,625)	$ (4,361,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38,972	36,231
Stock based compensation	11,667,361	9,877
Amortization of debt discount	4,592	60,581
Gain on sale of assets	(2,426)	(110)
Loss on abandonment of patents		9,340
Changes in assets and liabilities:
Deposits and other assets	1,391	(54,516)
Prepaid expenses	(5,482)	(3,197)
Inventory	28,099
Accrued payroll and payroll related expenses	(218,619)	77,683
Accounts payable	(40,328)	(29,867)
Accrued interest	(101,553)	450,555
Fees payable to directors	(50,000)	(64,455)
Patent license payable	(10,000)	(15,833)
Other current liabilities	(12,613)	8,189
Lease settlement payable		(251,184)
Net cash used in operating activities	(5,695,231)	(4,127,871)
Cash flows from investing activities:
Purchases of property and equipment	(1,633)	(30,259)
Proceeds from sale of property and equipment	2,430	110
Cash received on deposit of sale of equipment	85,000
(Increase) in intangible assets	(26,670)	(29,696)
Net cash provided by (used in) investing activities	59,127	(59,845)
Cash flows from financing activities:
Proceeds from the issuance of common stock	3,923,798
Proceeds from the issuances of notes payable	2,076,000	5,550,403
Repayment of principal on notes payable	(550,408)	(1,148,076)
Net cash provided by financing activities	5,449,390	4,402,327
NET (DECREASE) INCREASE IN CASH	(186,714)	214,611
Cash at the beginning of the year	222,410	7,799
Cash at the end of the year	35,696	222,410
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued interest into notes payable		467,438
Conversion of notes payable and accrued interest into common stock	11,125,167
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	188,382	234,400
Cash paid for income taxes